Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 1,461,428	$ 1,468,103	$ 5,689,796	$ 5,869,558
Cost of sales	1,023,911	1,120,102	4,464,476	4,646,180
Gross profit	437,517	348,001	1,225,320	1,223,378
Operating expenses:
Selling, general and administrative	161,690	157,206	694,361	761,237
Salaries, wages and payroll taxes	208,174	195,642	769,391	732,498
Stock-based compensation			830,900
Professional fees	292,882	114,889	669,622	565,643
Depreciation and amortization	73,700	71,504	294,926	275,328
Total operating expenses	736,446	539,241	3,259,200	2,334,706
Loss from other expenses and income taxes	298,929	(191,240)	(2,033,880)	(1,111,328)
Other (income) expense:
Interest earned			(115)	(1,616)
Interest expense	520,694	91,253	1,022,024	293,495
Foreign currency exchange rate variance	(16,481)	2,367	2,447	40,802
Gain on debt extinguishment			(269,261)	(134,677)
Change in fair value of derivative instruments, net				69,677
Other income			(32,165)
Other expenses			6,565
Total other expense	504,213	93,620	729,495	267,681
Loss before provision for income taxes			(2,763,375)	(1,379,009)
Provision for income taxes				747
Net loss	(803,142)	(284,860)	(2,763,375)	(1,379,756)
Comprehensive loss:
Net loss	(803,142)	(284,860)	(2,763,375)	(1,379,756)
Foreign currency translation adjustments	1,611	(9,194)	(40,680)	4,020
Comprehensive loss	$ (801,531)	$ (294,054)	$ (2,804,055)	$ (1,375,736)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic and diluted net (loss) per share	$ (0.16)	$ (2.43)	$ (2.06)	$ (13.00)
Weighted number of common shares outstanding - basic & diluted	4,926,175	121,216	1,339,537	106,175